Trade Receivables - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 74,978	$ 29,991
Less: Impairment of trade receivables	(22)	(9)	$ (8)
Gross Carrying Amount
Disclosure Of Financial Assets [Line Items]
Trade receivables	$ 75,000	$ 30,000